Other Non-Current Assets (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Other Non-Current Assets [Abstract]
Other non-current assets	$ 3,770,365	¥ 27,400,000	$ 3,859,209
Percentage of deposit interest rate	3.20%